Pro Forma Adjustments	9 Months Ended
Sep. 30, 2017
Notes
Pro Forma Adjustments

Pro Forma Adjustments

                The unaudited pro forma condensed consolidated financial statements reflect the following adjustments:

Balance Sheet Adjustments

1)     Reflects the net proceeds received on the sale of the FullTel Assets and assumes the utilization of the net proceeds to repay in full the outstanding balance on the convertible loan from a shareholder secured by all of our assets, and to pay certain FullTel liabilities.

Gross Cash Proceeds	$246,500
Less Selling Costs	(28,348)
Less Repayment of Secured Convertible Loan	(123,912)
Less Repayment of Various FullTel Liabilities	(54,229)
Net Cash	$40,011

2)     Reflects the gain on disposition assuming that all assets sold are fully depreciated and the net impact to retained earnings as follows:

Gross Cash Proceeds	$246,500
Less Selling Costs	(28,348)
Pre-tax Gain	$218,152
Less Estimated Tax on Gain	(9,162)
Net After-tax Gain	$208,990

Statement of Operations Adjustments

3)     Reflects adjustments to remove direct revenues and expenses associated with the FullTel Assets sold.

4)     Reflects a reduction in interest expense as a result of the utilization of the sale proceeds to repay debt.